Loans to Other Entities (Details) - Schedule of Reconciliation Loan Balance at the Beginning and End of the Current Financial Year - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Loans to Other Entities (Details) - Schedule of Reconciliation Loan Balance at the Beginning and End of the Current Financial Year [Line Items]
Opening balance - 1 July 2022
Accrued interest	121,131
Repayment	(150,700)
Impairment	(3,868)
Impact on foreign exchange rate	33,437
Ending balance – 30 June 2023
Loan balance [Member]
Loans to Other Entities (Details) - Schedule of Reconciliation Loan Balance at the Beginning and End of the Current Financial Year [Line Items]
Opening balance - 1 July 2022	747,718
Accrued interest	55,354
Repayment
Impairment	(803,072)
Impact on foreign exchange rate
Ending balance – 30 June 2023		$ 747,718